Prepaid expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses
Costs related to future issuances	R$ 23,952	R$ 0
Prepayments to employees	4,425	3,605
Prepayments to suppliers	4,111	3,539
Prepayments to hub partners	345	1,709
Software licensing	837	533
Insurance	102	177
Others	1,185	660
Prepaid expenses	34,957	R$ 10,223
Aggregate amount of a firm credit line from leading Brazilian banks	R$ 1,950,000
Financing term	5 years